                         MFS(R) VARIABLE INSURANCE TRUST
                          MFS(R) Emerging Growth Series

                      Supplement to the Current Prospectus


The description of portfolio managers under the "Management of the Fund - Investment Adviser" section is hereby restated as follows:


         Emerging Growth Series - John W. Ballen, President of MFS, has been employed by the Adviser as a portfolio manager since 1984. Toni Y. Shimura, a Vice President of MFS, has been employed by the Adviser as a portfolio manager since 1987. Ms. Shimura became a portfolio manager of the Series on November 30, 1995. Stephen Pesek, a Vice President of MFS, has been employed by the Adviser as a portfolio manager since 1994 and has been a portfolio manager of the Series since January 15, 1999. From 1987 to 1994, Mr. Pesek worked at Fidelity Investments as an analyst.


                The date of this Supplement is January 15, 1999.

                         MFS(R) VARIABLE INSURANCE TRUST
                           MFS(R) Total Return Series

                      Supplement to the Current Prospectus


The description of portfolio managers under the "Management of the Fund - Investment Adviser" section is hereby restated as follows:

         Total Return Series - David M. Calabro, a Senior Vice President of MFS, has been employed by the Adviser as a portfolio manager since 1992. Mr. Calabro is the head of this portfolio management team and a manager of the common stock portion of the Series' portfolio. Mr. Calabro has been a portfolio manager of the Series since July 19, 1995. Geoffrey L. Kurinsky, a Senior Vice President of MFS, has been employed by the Adviser as a portfolio manager since 1987 and has been a portfolio manager of the Series since July 19, 1995. Mr. Kurinsky is the manager of the Series' fixed income securities. Constantinos G. Mokas, a Vice President of MFS, has been a portfolio manager of the Series since April 1, 1998, and has been employed by the Adviser as a portfolio manager since 1990. Mr. Mokas is the manager of the Series' convertible securities. Lisa B. Nurme, a Senior Vice President of MFS, has been employed by the Adviser as a portfolio manager since 1987. Ms. Nurme is a manager of the common stock portion of the Series' portfolio and has been a portfolio manager of the Series since July 19, 1995. Maura A. Shaughnessy, a Senior Vice President of MFS, has been employed by the Adviser as a portfolio manager since 1991 and has been a portfolio manager of the Series since July 19, 1995. Ms. Shaughnessy is a manager of the common stock portion of the Series' portfolio. Kenneth J. Enright, a Vice President of MFS, has been employed by the Adviser as a portfolio manager since 1986 and has been a portfolio manager of the Series since January 15, 1999. Mr. Enright is a manager of the common stock portion of the Series' portfolio.



                The date of this Supplement is January 15, 1999.